Risk Management - Summary of Exposure to Volatility of Exchange Rate of its Functional Currency Against US Dollar (Details) - Exchange Rate Risks - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial risk management [line items]
Financial assets	$ 169,241,805	$ 13,643,181	$ 15,090,609
Financial liabilities	(120,000)	(287,343,524)	(246,151,781)
Long (short) foreign exchange monetary position	$ 169,121,805	$ (273,700,343)	$ (231,061,172)